(212) 318-6054

vadimavdeychik@paulhastings.com

June 22, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC   20549

Re:	Brookfield Investment Funds (the “Trust”)
Post-Effective Amendment No. 38 to the Registration Statement
Registration No. 333-174323

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A. It is proposed that this filing will become effective 75 days after filing, pursuant to paragraph (a)(2) of Rule 485 of the Securities Act of 1933.

The Trust is making this filing pursuant to Rule 485(a) to introduce a new series of the Trust.

Should you have any questions regarding this matter, please do not hesitate to contact the undersigned at the above number.  Thank you.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP